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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GREENVILLE CAPITAL MANAGEMENT
                 -------------------------------
   Address:      100 S. ROCKLAND FALLS ROAD
                 -------------------------------
                 P.O. BOX 220
                 -------------------------------
                 ROCKLAND, DE 19732
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JEFFREY C. RUGEN
         -------------------------------
Title:   HEAD TRADER
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey C. Rugen             Rockland DE
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:      58
                                        --------------------

Form 13F Information Table Value Total: $158,458,338
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                          GREENVILLE CAPITAL MANAGEMENT
                13F REPORT FOR THE MONTH ENDED DECEMBER 31, 2005

COMMON STOCK                               CLASS      CUSIP         VALUE    QUANTITY    DISCRETION
---------------------------------------------------------------------------------------------------
AIRTRAN HOLDINGS, INC.                     COMMON   00949P108     2,042,142   127,395         X
AMERISAFE, INC                             COMMON   03071H100     1,915,213   190,190         X
AMERICAN SAFETY INSURANCE                  COMMON   G02995101     1,762,220   105,270         X
ANTEON INTL CORP                           COMMON   03674E108     3,399,266    62,544         X
ARGONAUT GROUP, INC.                       COMMON   040157109     4,468,484   136,359         X
AUGUST TECHNOLOGY CORP.                    COMMON   05106U105     1,172,193   106,660         X
BUILD-A-BEAR WORKSHOP                      COMMON   120076104     2,151,271    72,580         X
BUILDERS FIRSTSOURCE, INC.                 COMMON   12008R107     4,107,634   192,215         X
CELADON GROUP, INC                         COMMON   150838100     4,858,704   168,705         X
COMSTOCK HOME BUILDING CO, INC             COMMON   205684103     2,018,929   143,085         X
CONCUR TECHNOLOGIES, INC                   COMMON   206708109     3,018,141    18,165         X
CONN'S, INC.                               COMMON   208242107     5,994,324   162,580         X
CONNETICS CORPORATION                      COMMON   208192104     3,443,940   238,335         X
COSI, INC.                                 COMMON   22122P101     1,111,967   133,972         X
CYBERSOURCE, CORP                          COMMON   23251J106     3,048,625   461,913         X
DYCOM INDUSTRIES, INC                      COMMON   267475101     1,525,480    69,340         X
EQUITY INNS                                COMMON   294703103     2,888,114   213,145         X
ESCOTECHNOLOGIES, INC.                     COMMON   296315104     3,157,499    70,971         X
ESSEX CORP.                                COMMON   296744105     3,073,688   180,275         X
EXCEL TECH, INC.                           COMMON   30067T103     3,131,112   131,670         X
FIBERSTARS INC                             COMMON   315662106         6,156       720         X
FIRST CASH FINANCIAL  SERVICES             COMMON   31942D107     5,381,915   184,565         X
FLOW INTL CORP                             COMMON   343468104         8,976     1,066         X
HARBIN ELECTRIC                            COMMON   41145W109     1,001,524   123,645         X
HEADWATERS INC.                            COMMON   42210P102     3,409,150    96,195         X
HOLLYWOOD MEDIA CORP.                      COMMON   436233100     1,663,315   385,920         X
IXYS CORPORATION                           COMMON    4600W106     3,475,846   297,335         X
INTERNATIONAL DISPLAY WORKS, INC.          COMMON   459412102     1,021,264   171,930         X
J. B. HUNT TRANSPORTATION SERVICES, INC.   COMMON   445658107     3,942,891   174,156         X
JLG INDUSTRIES, INC.                       COMMON   466210101     4,380,392    95,935         X
LTX CORP.                                  COMMON   502392103     2,180,038   484,453         X
M FLASH SYSTEMS                            COMMON   M7061C100     3,730,802   112,645         X
MICROS SYSTEMS, INC.                       COMMON   594901100     3,396,944    70,301         X
MAPINFO CORP.                              COMMON   565105103     1,687,533   133,825         X
MARTEN TRANSPORT, LTD.                     COMMON   573075108     4,558,388   250,186         X
MATRIXX INITIATIVES, INC.                  COMMON   57685L105     2,304,393   109,733         X
MCCORMICK & SCHMICK'S SEAFOOD RESTAURANT   COMMON   579793100     1,639,385    72,700         X
MERIT MEDICAL SYSTEMS                      COMMON   589889104     2,235,277   184,125         X
NMS COMMUNICATIONS CORPORATION             COMMON   629248105       901,414   258,285         X
NAVARRE CORPORATION                        COMMON   639208107     1,759,120   318,105         X
OMNIVISION TECHNOLOGIES, INC.              COMMON   682128103     4,526,129   226,760         X
ORANGE 21 INC.                             COMMON   685317109     1,138,591   300,420         X
PAR TECH CORP                              COMMON   698884103     2,994,471   107,870         X
PERFICIENT INC.                            COMMON   71375U101     1,961,046   220,095         X
POWER-ONE, INC.                            COMMON   739308104     3,638,518   604,405         X
PRESSTEK, INC                              COMMON   741113104     3,373,276   373,150         X
PROVIDENCE SERVICE CORPORATION             COMMON   743815102     5,011,331   174,065         X
RUBIO'S FRESH MEXICAN GRILL                COMMON   78116B102     1,751,582   187,335         X
RUSH ENTERPRISES                           COMMON   781846209     4,100,481   275,570         X
SERACARE LIFE SCIENCES                     COMMON   81747Q100       765,313    84,565         X
STRATASYS, INC                             COMMON   862685104     3,143,706   125,698         X
TNS INC.                                   COMMON   872960109     2,634,564   137,360         X
TESSERA TECHNOLOGIES, INC.                 COMMON   88164L100     1,638,579    63,388         X
TRADESTATION GROUP, INC.                   COMMON   89267P105     3,196,095   258,166         X
US HOME SYSTEMS                            COMMON   90335C100     1,098,540   172,185         X
UNIVERSAL TRUCKLOAD SERVICES, INC          COMMON   91388P105     2,020,435    87,845         X
VITRAN CORPORATION, INC.                   COMMON   92850E107     3,362,297   170,675         X
W-H ENERGY SERVICES, INC.                  COMMON   92925E108     5,129,715   155,070         X
                                      58                        158,458,338